Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair value measurements
Fair value measurements

Note 8. Fair value measurements

Fair value measurements are categorized into a hierarchy that distinguishes between inputs based on market data from independent sources (“observable inputs”) and a reporting entity’s internal assumptions based upon the best information available when external market data is limited or unavailable (“unobservable inputs”). Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by observable inputs other than quoted prices, including prices for similar but not identical assets or liabilities (“Level 2”), and unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable inputs can vary from financial instrument to financial instrument and is affected by a wide variety factors including, for example, the type of financial instrument, whether the financial instrument is new and not yet established in the marketplace, and other characteristics particular to the instrument. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires significantly more judgment.

Accordingly, the degree of judgment exercised by management in determining fair value is greatest for instruments categorized in Level 3. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This may lead the Company to change the selection of the valuation technique (for example, from market to cash flow approach) or to use multiple valuation techniques to estimate the fair value of a financial instrument. These circumstances could cause an instrument to be reclassified between levels within fair value hierarchy. Investments valued using Level 1 inputs include fixed maturity investments, primarily investments in U.S. Treasuries Bills and Notes, equity securities, and short-term investments. Investments valued using Level 2 inputs are primarily comprised of fixed maturity investments, which have been disaggregated into classes, including U.S. government and government agency, corporate debt securities, mortgage-backed and asset-backed securities, non-U.S. government and government agency, U.S. state and municipalities and political sub division and preferred stocks. Investments valued using Level 2 inputs also include certain exchange-traded funds ("ETFs”) that track U.S. stock indices such as the S&P 500 but are traded on foreign exchanges. Fair value estimates for investments that trade infrequently and have few or no observable market prices are classified as Level 3 measurements. Sirius Group determines when transfers between levels have occurred as of the beginning of the period.

Valuation techniques

Sirius Group uses outside pricing services to assist in determining fair values for its investments. For investments in active markets, Sirius Group uses the quoted market prices provided by outside pricing services to determine fair value. The outside pricing services Sirius Group uses have indicated that they will only provide prices where observable inputs are available. In circumstances where quoted market prices are unavailable or are not considered reasonable, Sirius Group estimates the fair value using industry standard pricing models and observable inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, prepayment speeds, reference data including research publications, and other relevant inputs. Given that many fixed maturity investments do not trade on a daily basis, the outside pricing services evaluate a wide range of fixed maturity investments by regularly drawing parallels from recent trades and quotes of comparable securities with similar features. The characteristics used to identify comparable fixed maturity investments vary by asset type and take into account market convention.

The valuation process above is generally applicable to all of Sirius Group’s fixed maturity investments. The techniques and inputs specific to asset classes within Sirius Group’s fixed maturity investments for Level 2 securities that use observable inputs are as follows:

U.S. government and government agency

U.S. government and government agency securities consist primarily of debt securities issued by the U.S. Treasury and mortgage pass-through agencies such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. Fixed maturity investments included in U.S. government and government agency securities are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources and integrate other observations from markets and sector news. Evaluations are updated by obtaining broker-dealer quotes and other market information including actual trade volumes, when available. The fair value of each security is individually computed using analytical models that incorporate option-adjusted spreads and other daily interest rate data.

Non-U.S. government and government agency

Non-U.S. government and government agency securities consist of debt securities issued by non-U.S. governments and their agencies along with supranational organizations (also known as sovereign debt securities). Securities held in these sectors are primarily priced by pricing services that employ proprietary discounted cash flow models to value the securities. Key quantitative inputs for these models are daily observed benchmark curves for treasury, swap, and high issuance credits. The pricing services then apply a credit spread for each security, which is developed by in-depth and real-time market analysis. For securities in which trade volume is low, the pricing services utilize data from more frequently traded securities with similar attributes. These models may also be supplemented by daily market and credit research for international markets.

Corporate debt securities

Corporate debt securities consist primarily of investment-grade debt of a wide variety of U.S. and non-U.S. corporate issuers and industries. The corporate fixed maturity investments are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources regarding the issuer of the security and obtain credit data, as well as other observations, from markets and sector news. Evaluations are updated by obtaining broker-dealer quotes and other market information including actual trade volumes, when available. The pricing services also consider the specific terms and conditions of the securities, including any specific features that may influence risk.

Mortgage-backed and asset-backed securities

The fair value of mortgage and asset-backed securities is primarily priced by pricing services using a pricing model that utilizes information from market sources and leveraging similar securities. Key inputs include benchmark yields, reported trades, underlying tranche cash flow data and collateral performance, plus new issue data, as well as broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including issuer, vintage, loan type, collateral attributes, prepayment speeds, default rates, recovery rates, cash flow stress testing, credit quality ratings, and market research publications.

U.S. states, municipalities and political subdivisions

The U.S. states, municipalities and political subdivisions portfolio contains debt securities issued by U.S. domiciled state and municipal entities. These securities are generally priced by independent pricing services using the techniques described for U.S. government and government agency securities described above.

Preferred stocks

The fair value of preferred stocks is generally priced by independent pricing services using an evaluated pricing model that calculates the appropriate spread over a comparable security for each issue. Key inputs include exchange prices (underlying and common stock of same issuer), benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including sector, coupon, credit quality ratings, duration, credit enhancements, early redemption features, and market research publications.

Level 3 investments

Level 3 valuations are generated from techniques that use assumptions not observable in the market. These unobservable assumptions reflect Sirius Group’s assumptions about what market participants would use in valuing the investment. Generally, certain securities may start out as Level 3 when they are originally issued but, as observable inputs become available in the market, they may be reclassified to Level 2.

Sirius Group employs a number of procedures to assess the reasonableness of the fair value measurements for its other long-term investments, including obtaining and reviewing the audited annual financial statements of hedge funds and private equity funds and periodically discussing each fund’s pricing with the fund manager. However, since the fund managers do not provide sufficient information to evaluate the pricing inputs and methods for each underlying investment, the inputs are considered to be unobservable.

The fair values of Sirius Group’s investments in private equity securities and private debt instruments have been classified as Level 3 measurements. They are carried at fair value and are initially valued based on transaction price. Their valuation is subsequently estimated based on available evidence such as a market transaction in similar instruments and other financial information for the issuer.

Investments measured using net asset value

The fair value of Sirius Group’s investments in hedge funds and private equity funds has been determined using net asset value ("NAV"). The hedge fund’s administrator provides quarterly updates of fair value in the form of Sirius Group’s proportional interest in the underlying fund’s NAV, which is deemed to approximate fair value, generally with a three month delay in valuation. The fair value of investment in hedge funds is measured using the NAV practical expedient and therefore has been not categorized within the fair value hierarchy. The private equity funds provide quarterly or semi-annual partnership capital statements with a three or six month delay which are used as a basis for valuation. These private equity investments vary in investment strategies and are not actively traded in any open markets. Due to a lag in reporting, some of the fund managers, fund administrators, or both, are unable to provide final fund valuations as of the Company’s reporting date. In these circumstances, Sirius Group estimates the return of the current period and uses all credible information available. This includes utilizing preliminary estimates reported by its fund managers and using other information that is available to Sirius Group with respect to the underlying investments, as necessary.

Fair value measurements by level

The following tables summarize Sirius Group’s financial assets and liabilities measured at fair value as of September 30, 2018 and December 31, 2017 by level:

	September 30, 2018
(Millions)	Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$115.7	$114.0	$1.7	$—
Corporate debt securities	794.8	—	794.8	—
Residential mortgage-backed securities	443.9	—	443.9	—
Asset-backed securities	413.6	—	413.6	—
Commercial mortgage-backed securities	152.8	—	152.8	—
Non-U.S. government and government agency	45.8	43.7	2.1	—
Preferred stocks	11.6	—	3.1	8.5
U.S. States, municipalities, and political subdivision	1.4	—	1.4	—
Total fixed maturity investments	1,979.6	157.7	1,813.4	8.5
Short-term investments	760.0	747.1	12.9	—
Equity securities	430.4	429.9	0.5	—
Other long-term investments(1)	67.5	—	—	67.5
Total investments	$3,237.5	$1,334.7	$1,826.8	$76.0
Derivative instruments	3.4	—	—	3.4
Total assets measured at fair value	$3,240.9	$1,334.7	$1,826.8	$79.4
Liabilities measured at fair value
Contingent consideration liabilities	$41.9	$—	$—	$41.9
Derivative instruments	8.2	—	—	8.2
Total liabilities measured at fair value	$50.1	$—	$—	$50.1

(1)Excludes fair value of $281.5 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	December 31, 2017
(Millions)	Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$84.8	$83.2	$1.6	$—
Corporate debt securities	1,014.5	—	1,014.5	—
Residential mortgage-backed securities(1)	293.5	—	293.5	—
Asset-backed securities	475.4	—	475.4	—
Commercial mortgage-backed securities(1)	191.0	—	191.0	—
Non-U.S. government and government agency	107.2	94.8	12.4	—
Preferred stocks	9.8	—	1.8	8.0
U.S. States, municipalities, and political subdivision	3.8	—	3.8	—
Total fixed maturity investments	2,180.0	178.0	1,994.0	8.0
Short-term investments	625.0	566.2	58.8	—
Equity securities	299.2	298.6	0.6	—
Other long-term investments(2)	64.2	—	—	64.2
Total investments	$3,168.4	$1,042.8	$2,053.4	$72.2
Derivative instruments	4.5	—	—	4.5
Total assets measured at fair value	$3,172.9	$1,042.8	$2,053.4	$76.7
Liabilities measured at fair value
Contingent consideration liabilities	$42.8	$—	$—	$42.8
Derivative instruments	10.6	—	—	10.6
Total liabilities measured at fair value	$53.4	$—	$—	$53.4

(1)2017 figures have been revised to correct for a misclassification in prior disclosure of subcategories within residential mortgage-backed securities and commercial mortgage -backed securities. Fair value and Level 2 input balances increased by $41.4 for residential mortgage-backed securities and decreased by the same amount for commercial mortgage-backed securities.

(2)Excludes fair value of $205.3 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

Rollforward of Level 3 fair value measurements

The following tables present changes in Level 3 for financial instruments measured at fair value for the three months ended September 30, 2018 and 2017:

	For the Three Months Ended September 30, 2018
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at June 30, 2018	$6.0	$69.0	$(5.8)	$(42.8)
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Adjustment to fair value of contingent consideration liabilities	—	—	—	—
Total realized and unrealized gains (losses)	0.1	(1.6)	1.7	—
Foreign currency gains (losses) through Other Comprehensive Income	—	0.1	—	—
Purchases	2.4	0.2	—	—
Sales/Settlements	—	(0.2)	(0.7)	0.9
Balance at September 30, 2018	$8.5	$67.5	$(4.8)	$(41.9)

(1)Excludes fair value of $281.5 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	For the Three Months Ended September 30, 2017
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at June 30, 2017	$9.5	$62.9	$(9.5)	$(119.2)
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Adjustment to fair value of contingent consideration liabilities	—	—	—	(3.1)
Total realized and unrealized gains (losses)	(4.7)	0.7	4.3	—
Foreign currency gains (losses) through Other Comprehensive Income	—	—	—	—
Purchases	2.2	—	—	—
Sales/Settlements	—	(0.2)	(1.2)	—
Balance at September 30, 2017	$7.0	$63.4	$(6.4)	$(122.3)

(1)Excludes fair value of $172.6 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

The following tables present changes in Level 3 for financial instruments measured at fair value for the nine months ended September 30, 2018 and 2017:

	For the Nine Months Ended September 30, 2018
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at December 31, 2017	$8.0	$64.2	$(6.1)	$(42.8)
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Adjustment to fair value of contingent consideration liabilities	—	—	—	—
Total realized and unrealized gains (losses)	(2.0)	7.7	7.3	—
Foreign currency gains (losses) through Other Comprehensive Income	—	(1.5)	—	—
Purchases	3.0	1.2	—	—
Sales/Settlements	(0.5)	(4.1)	(6.0)	0.9
Balance at September 30, 2018	$8.5	$67.5	$(4.8)	$(41.9)

(1)Excludes fair value of $281.5 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	For the Nine Months Ended September 30, 2017
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at December 31, 2016	$27.7	$29.1	$12.7	$—
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	(122.3)
Adjustment to fair value of contingent consideration liabilities	—	—	—	—
Total realized and unrealized gains (losses)	(5.1)	(0.7)	(9.6)	—
Foreign currency gains (losses) through Other Comprehensive Income	0.1	1.1	—	—
Purchases	2.7	34.5	—	—
Sales/Settlements	(18.4)	(0.6)	(9.5)	—
Balance at September 30, 2017	$7.0	$63.4	$(6.4)	$(122.3)

(1)Excludes fair value of $172.6 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

Fair value measurements – transfers between levels

There were no transfers between Level 3 and Level 2 measurements during the three or nine months ended September 30, 2018 and 2017.

Significant unobservable inputs

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments as of September 30, 2018 and December 31, 2017, and includes only those instruments for which information about the inputs is reasonably available to Sirius Group, such as data from independent third-party valuation service providers and from internal valuation models.

(Millions, except share prices)	September 30, 2018
Description	Valuation Technique(s)	Fair Value	Unobservable Input
Private equity securities (1)	Share price of recent transaction	$32.5	Share price	$40.63
Private equity securities (1)	Multiple of GAAP book value	$16.6	Book value multiple	1.0	X
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Private debt instrument (1)	Purchase price of recent transaction	$6.0	Purchase price	$6.0
Preferred stock (1)	Share price of recent transaction	$4.6	Average share price	$1.88
Preferred stock (1)	Purchase price of recent transaction	$3.9	Average share price	$0.6
Weather derivatives(2)	Third party appraisal	$3.0	Broker quote	$3.0
Private debt instrument(1)	Purchase price of recent transaction	$1.3	Purchase price	$1.3
Private equity securities(1)	Purchase price of recent transaction	$0.9	Purchase price	$0.9
Private debt instrument(1)	Projected cash flows	$0.9	Effective yield	$0.9
Interest rate cap (2)	Third party appraisal	$0.4	Broker quote	$0.4
Private equity securities(1)	Purchase price of recent transaction	$0.3	Purchase price	$0.3
Currency swaps (2)	Third party appraisal	$(8.2)	Broker quote	$(8.2)
Contingent consideration	External valuation model	$(41.9)	Discounted future payments	$(41.9)

 (1)As of September 30, 2018, each asset type consists of one security.

(2)See Note 11 for discussion of derivative instruments.

(Millions, except share prices)	December 31, 2017
Description	Valuation Technique(s)	Fair Value	Unobservable Input
Private equity securities (1)	Share price of recent transaction	$25.0	Purchase share price	$31.25
Private equity securities (1)	Multiple of GAAP book value	$17.2	Book value multiple	1.0	X
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Preferred stock (1)	Purchase price of recent transaction	$6.0	Average share price	$0.6
Weather derivatives (2)	Third party appraisal	$4.2	Broker quote	$4.2
Private debt instrument (1)	Internal valuation model	$2.5	Purchase price less pay down	$2.5
Preferred stock (1)	Share price of recent transaction	$2.0	Average share price	$11.79
Private debt instrument (1)	Purchase price of recent transaction	$1.5	Purchase price	$1.5
Interest rate cap (2)	Third party appraisal	$0.3	Broker quote	$0.3
Currency swaps (2)	Third party appraisal	$(10.6)	Broker quote	$(10.6)
Contingent consideration	External valuation model	$(42.8)	Discounted future payments	$(42.8)

(1)As of December 31, 2017, each asset type consists of one security.

(2)See Note 11 for discussion of derivative instruments.

Financial instruments disclosed, but not carried at fair value

Sirius Group uses various financial instruments in the normal course of its business. The carrying values of Cash, Accrued investment income, certain other assets, Accounts payable on unsettled investment purchases, certain other liabilities, and other financial instruments not included in the table below approximated their fair values at September 30, 2018 and December 31, 2017, due to their respective short maturities. As these financial instruments are not actively traded, their respective fair values are classified within Level 3. The following table includes financial instruments for which the carrying value differs from the estimated fair values at September 30, 2018 and December 31, 2017:

	September 30, 2018		December 31, 2017
(Millions)	Fair Value(1)	Carrying Value	Fair Value(1)	Carrying Value
Liabilities, Mezzanine equity, and Non-controlling interest:
2017 SEK Subordinated Notes	$313.7	$304.6	$341.4	$330.7
2016 SIG Senior Notes	$367.2	$393.1	$392.3	$392.5
Series A redeemable preference shares	$95.0	$108.8	$90.0	$106.1

(1)Fair value estimated by internal pricing and considered a Level 3 measurement.

Note 9. Fair value measurements

Fair value measurements

Fair value measurements are categorized into a hierarchy that distinguishes between inputs based on market data from independent sources (“observable inputs”) and a reporting entity’s internal assumptions based upon the best information available when external market data is limited or unavailable (“unobservable inputs”). Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by observable inputs other than quoted prices, including prices for similar but not identical assets or liabilities (“Level 2”), and unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable inputs can vary from financial instrument to financial instrument and is affected by a wide variety factors including, for example, the type of financial instrument, whether the financial instrument is new and not yet established in the marketplace, and other characteristics particular to the instrument. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires significantly more judgment.

Accordingly, the degree of judgment exercised by management in determining fair value is greatest for instruments categorized in Level 3. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This may lead the Company to change the selection of the valuation technique (for example, from market to cash flow approach) or to use multiple valuation techniques to estimate the fair value of a financial instrument. These circumstances could cause an instrument to be reclassified between levels within fair value hierarchy. Investments valued using Level 1 inputs include fixed maturity investments, primarily investments in U.S. Treasuries Bills and Notes, equity securities, and short‑term investments. Investments valued using Level 2 inputs are primarily comprised of fixed maturity investments, which have been disaggregated into classes, including U.S. government and government agency, corporate debt securities, mortgage‑backed and asset‑backed securities, non‑U.S. government and government agency, U.S. state and municipalities and political sub division and preferred stocks. Investments valued using Level 2 inputs also include certain ETFs that track U.S. stock indices such as the S&P 500 but are traded on foreign exchanges. Fair value estimates for investments that trade infrequently and have few or no observable market prices are classified as Level 3 measurements. Sirius Group determines when transfers between levels have occurred as of the beginning of the period.

Valuation techniques

Sirius Group uses outside pricing services to assist in determining fair values for its investments. For investments in active markets, Sirius Group uses the quoted market prices provided by outside pricing services to determine fair value. The outside pricing services Sirius Group uses have indicated that they will only provide prices where observable inputs are available. In circumstances where quoted market prices are unavailable or are not considered reasonable, Sirius Group estimates the fair value using industry standard pricing models and observable inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, prepayment speeds, reference data including research publications, and other relevant inputs. Given that many fixed maturity investments do not trade on a daily basis, the outside pricing services evaluate a wide range of fixed maturity investments by regularly drawing parallels from recent trades and quotes of comparable securities with similar features. The characteristics used to identify comparable fixed maturity investments vary by asset type and take into account market convention.

The valuation process above is generally applicable to all of Sirius Group’s fixed maturity investments. The techniques and inputs specific to asset classes within Sirius Group’s fixed maturity investments for Level 2 securities that use observable inputs are as follows:

U.S. government and government agency

U.S. government and government agency securities consist primarily of debt securities issued by the U.S. Treasury and mortgage pass-through agencies such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. Fixed maturity investments included in U.S. government and government agency securities are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources and integrate other observations from markets and sector news. Evaluations are updated by obtaining broker dealer quotes and other market information including actual trade volumes, when available. The fair value of each security is individually computed using analytical models which incorporate option adjusted spreads and other daily interest rate data.

Non-U.S. government and government agency

Non-U.S. government and government agency securities consist of debt securities issued by non-U.S. governments and their agencies along with supranational organizations (also known as sovereign debt securities). Securities held in these sectors are primarily priced by pricing services who employ proprietary discounted cash flow models to value the securities. Key quantitative inputs for these models are daily observed benchmark curves for treasury, swap, and high issuance credits. The pricing services then apply a credit spread for each security which is developed by in-depth and real time market analysis. For securities in which trade volume is low, the pricing services utilize data from more frequently traded securities with similar attributes. These models may also be supplemented by daily market and credit research for international markets.

Corporate debt securities

Corporate debt securities consist primarily of investment-grade debt of a wide variety of U.S. and non-U.S. corporate issuers and industries. The corporate fixed maturity investments are primarily priced by pricing services. When evaluating these securities, the pricing services gather information from market sources regarding the issuer of the security and obtain credit data, as well as other observations, from markets and sector news. Evaluations are updated by obtaining broker dealer quotes and other market information including actual trade volumes, when available. The pricing services also consider the specific terms and conditions of the securities, including any specific features which may influence risk.

Mortgage-backed and asset-backed securities

The fair value of mortgage and asset-backed securities is primarily priced by pricing services using a pricing model that uses information from market sources and leveraging similar securities. Key inputs include benchmark yields, reported trades, underlying tranche cash flow data, collateral performance, plus new issue data, as well as broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including issuer, vintage, loan type, collateral attributes, prepayment speeds, default rates, recovery rates, cash flow stress testing, credit quality ratings, and market research publications.

U.S. states, municipalities, and political subdivisions

The U.S. states, municipalities, and political subdivisions portfolio contains debt securities issued by U.S. domiciled state and municipal entities. These securities are generally priced by independent pricing services using the techniques for U.S. government and government agency securities described above.

Preferred stocks

The fair value of preferred stocks is generally priced by independent pricing services using an evaluated pricing model that calculates the appropriate spread over a comparable security for each issue. Key inputs include exchange prices (underlying and common stock of same issuer), benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including sector, coupon, credit quality ratings, duration, credit enhancements, early redemption features, and market research publications.

Level 3 Investments

Level 3 valuations are generated from techniques that use assumptions not observable in the market. These unobservable assumptions reflect Sirius Group’s assumptions , that market participants would use in valuing the investment. Generally, certain securities may start out as Level 3 when they are originally issued but as observable inputs become available in the market, they may be reclassified to Level 2.

Sirius Group employs a number of procedures to assess the reasonableness of the fair value measurements for its other long-term investments, including obtaining and reviewing the audited annual financial statements of hedge funds and private equity funds and periodically discussing each fund’s pricing with the fund manager. However, since the fund managers do not provide sufficient information to evaluate the pricing inputs and methods for each underlying investment, the inputs are considered to be unobservable.

The fair values of Sirius Group’s investments in private equity securities and private debt instruments have been classified as Level 3 measurements. They are carried at fair value and are initially valued based on transaction price and their valuation is subsequently estimated based on available evidence such as a market transaction in similar instruments and other financial information for the issuer.

Investments measured using Net Asset Value

The fair value of Sirius Group’s investments in hedge funds and private equity funds has been determined using net asset value. The hedge fund’s administrator provides quarterly updates of fair value in the form of Sirius Group’s proportional interest in the underlying fund’s net asset value (collectively “NAV”), which is deemed to approximate fair value, generally with a three month delay in valuation. The fair value of investment in hedge funds is measured using the NAV practical expedient and therefore has been not categorized within the fair value hierarchy. The private equity funds provide quarterly or semi-annual partnership capital statements with a three or six month delay which are used as a basis for valuation. These private equity investments vary in investment strategies and are not actively traded in any open markets. The fair value of these investments are measured using NAV practical expedient and therefore have not been categorized with the fair value hierarchy. Due to a lag in reporting, some of the fund managers, fund administrators, or both, are unable to provide final fund valuations as of the Company’s reporting date. In these circumstances, Sirius Group estimates the return of the current period and uses all credible information available. This includes utilizing preliminary estimates reported by its fund managers and using other information that is available to Sirius Group with respect to the underlying investments, as necessary.

Fair Value Measurements by Level

The following tables summarize Sirius Group’s financial assets and liabilities measured at fair value as of December 31, 2017 and 2016 by level:

	2017
	Fair	Level 1	Level 2	Level 3
	Value	Inputs	Inputs	Inputs
	(Millions)
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$84.8	$83.2	$1.6	$—
Corporate debt securities	1,014.5	—	1,014.5	—
Asset-backed securities	475.4	—	475.4	—
Residential mortgage-backed securities	252.1	—	252.1	—
Commercial mortgage-backed securities	232.4	—	232.4	—
Non-U.S. government and government agency	107.2	94.8	12.4	—
Preferred stocks	9.8	—	1.8	8.0
U.S. States, municipalities, and political subdivision	3.8	—	3.8	—
Total fixed maturity investments	2,180.0	178.0	1,994.0	8.0
Short-term investments	625.0	566.2	58.8	—
Equity securities	299.2	298.6	0.6	—
Other long-term investments(1)	64.2	—	—	64.2
Total investments	$3,168.4	$1,042.8	$2,053.4	$72.2
Derivative instruments	4.5	—	—	4.5
Total assets measured at fair value	$3,172.9	$1,042.8	$2,053.4	$76.7
Liabilities measured at fair value
Contingent consideration liabilities	$42.8	$—	$—	$42.8
Derivative instruments	10.6	—	—	10.6
Total liabilities measured at fair value	$53.4	$—	$—	$53.4
(1)	Excludes fair value of $205.3 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

	2016
	Fair	Level 1	Level 2	Level 3
	Value	Inputs	Inputs	Inputs
	(Millions)
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$89.4	$86.2	$3.2	$—
Corporate debt securities	1,478.0	—	1,478.0	—
Asset-backed securities	467.8	—	455.8	12.0
Residential mortgage-backed securities	469.5	—	463.1	6.4
Commercial mortgage-backed securities	228.6	—	228.6	—
Non-U.S. government and government agency	146.5	18.1	128.4	—
Preferred stocks	10.8	—	1.8	9.0
U.S. States, municipalities, and political subdivision	1.0	—	1.0	—
Total fixed maturity investments	2,891.6	104.3	2,759.9	27.4
Short-term investments	538.0	498.7	39.3	—
Equity securities	123.0	123.0	—	—
Other long-term investments(1)	29.1	—	—	29.1
Total investments	$3,581.7	$726.0	$2,799.2	$56.5
Derivative instruments	12.7	—	—	12.7
Total assets measured at fair value	$3,594.4	$726.0	$2,799.2	$69.2
Liabilities measured at fair value
Contingent consideration liabilities	$—	$—	$—	$—
Derivative instruments	—	—	—	—
Total liabilities measured at fair value	$—	$—	$—	$—
(1)	Excludes fair value of $95.7 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

Rollforward of Level 3 Fair Value Measurements

The following tables present changes in Level 3 for financial instruments measured at fair value for the years ended December 31, 2017 and 2016:

	2017
			Derivative
		Other	instruments	Contingent
	Fixed	long-term	assets &	consideration
	Maturities	investments(1)	(liabilities)	(liabilities)
	(Millions)
Balance at January 1, 2017	$27.4	$29.1	$12.7	$—
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	(122.2)
Total realized and unrealized gains	(4.9)	(0.5)	(14.6)	48.8
Foreign currency losses through Other Comprehensive Income	(0.1)	1.0	—	—
Purchases	4.7	36.0	—	—
Sales/Settlements	(1.0)	(1.4)	(4.2)	30.6
Transfers out(2)	(18.4)	—	—	—
Balance at December 31, 2017	$8.0	$64.2	$(6.1)	$(42.8)
(1)	Excludes fair value of $205.3 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.
(2)	Transfer from Level 3 to Level 2.

	2016
			Derivative
		Other	instruments	Contingent
	Fixed	long-term	assets &	consideration
	Maturities	investments(1)	(liabilities)	(liabilities)
	(Millions)
Balance at January 1, 2016	$3.0	$19.7	$(0.1)	$—
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Total realized and unrealized gains	(0.1)	1.1	10.7	—
Foreign currency losses through Other Comprehensive Income	—	(0.2)	—	—
Purchases	26.7	9.1	—	—
Sales/Settlements	—	(0.6)	2.1	—
Transfers out(2)	(2.2)	—	—	—
Balance at December 31, 2016	$27.4	$29.1	$12.7	$—
(1)	Excludes fair value of $95.7 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.
(2)	Transfer from Level 3 to Level 2.

Fair Value Measurements—transfers between levels

During 2017, two fixed maturity securities classified as Level 3 measurements in the prior period were recategorized as a Level 2 measurement because quoted market prices for similar securities that were considered reliable and could be validated against an alternative source were available as of December 31, 2017. These measurements comprise “Transfers out” of Level 3 and “Transfers in” to Level 2 of $18.4 million for the period ended December 31, 2017.

During 2016, one fixed maturity security classified as Level 3 measurements in the prior period was recategorized as a Level 2 measurement because quoted market prices for similar securities that were considered reliable and could be validated against an alternative source were available as of December 31, 2016. These measurements comprise “Transfers out” of Level 3 and “Transfers in” to Level 2 of $2.2 million for the period ended December 31, 2016.

Significant Unobservable Inputs

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments as of December 31, 2017 and December 31, 2016, and includes only those instruments for which information about the inputs is reasonably available to Sirius Group, such as data from independent third-party valuation service providers and from internal valuation models.

	2017
		Fair
Description	Valuation Technique(s)	Value	Unobservable Input
	(Millions)
Private equity securities (1)	Share price of recent transaction	$25.0	Purchase share price	$31.25
Private equity securities (1)	Multiple of GAAP book value	$17.2	Book value multiple	1.0	X
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Preferred stock (1)	Purchase price of recent transaction	$6.0	Average share price	$0.6
Weather derivatives(2)	External pricing model	$4.2	Broker quote	$4.2
Private debt instrument(1)	Internal valuation model	$2.5	Purchase price less pay down	$2.5
Preferred stock(1)	Share price of recent transaction	$2.0	Average share price	$11.79
Private debt instrument(1)	Purchase price of recent transaction	$1.5	Purchase price	$1.5
Interest rate cap (2)	External pricing model	$0.3	Broker quote	$0.3
Currency swaps (2)	External pricing model	$(10.6)	Broker quote	$(10.6)
Contingent consideration	External valuation model	$(42.8)	Discounted future payments	$(42.8)
(1)	As of December 31, 2017 each asset type consists of one security.
(2)	See Note 13 for discussion of derivative instruments.

	2016
		Fair
Description	Valuation Technique(s)	Value	Unobservable Input
	(Millions)
Private equity securities (1)	Multiple of GAAP book value	$16.1	Book value multiple	1.0	X
Asset-backed securities(1)	Broker pricing	$12.0	Purchase price	$12.0
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Residential mortgage-backed securities(1)	Broker pricing	$6.4	Purchase price	$6.4
Preferred stock (1)	Purchase price of recent transaction	$6.0	Average share price	$0.6
Weather derivatives (2)	External pricing model	$5.8	Broker quote	$5.8
Currency swaps(2)	External pricing model	$5.2	Broker quote	$5.2
Private debt instrument(1)	Purchase price of recent transaction	$3.3	Purchase price less pay down	$3.3
Preferred stock(1)	Average fair value	$3.0	Average share price	$86.3
Interest rate cap (2)	External pricing model	$1.7	Broker quote	$1.7
Common stock warrant(1)	Average fair value	$0.5	Discount rate range	14-17%
(1)	As of December 31, 2016 each asset type consists of one security.
(2)	See Note 13 for discussion of derivative instruments.

Financial instruments disclosed, but not carried at fair value

Sirius Group uses various financial instruments in the normal course of its business. The carrying values of Cash, Accrued investment income, certain other assets, Accounts payable on unsettled investment purchases, certain other liabilities, and other financial instruments not included in the table below approximated their fair values at December 31, 2017 and 2016, due to their respective short maturities. As these financial instruments are not actively traded, their respective fair values are classified within Level 3. The following table includes financial instruments for which the carrying value differs from the estimated fair values at December 31, 2017 and 2016:

	2017		2016
	Fair	Carrying	Fair	Carrying
	Value(1)	Value	Value(1)	Value
	(Millions)
Liabilities, Mezzanine equity, and Non-controlling interest:
2017 SEK Subordinated Notes	$341.4	$330.7	$—	$—
2016 SIG Senior Notes	$392.3	$392.5	$382.4	$392.5
Old Lyme Note	$—	$—	$3.7	$3.7
Series A redeemable preference shares	$90.0	$106.1	$—	$—
SIG Preference Shares	$—	$—	$252.8	$250.0
(1)	Fair value estimated by internal pricing and considered a Level 3 measurement.

Fair Value Measurements on a Non Recurring Basis

Sirius Group measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These include goodwill, indefinite-lived intangible assets, and long-lived assets. Sirius Group uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Goodwill and Indefinite-Lived Intangible Assets:  The preliminary fair value of the goodwill and indefinite lived intangible asset acquired as part of the acquisitions of both IMG and Armada (see Note 3) was determined using the income valuation and market valuation methodologies. The income approach determines value for an asset based on the present value of cash flows projected to be generated over the remaining economic life of the asset being measured. The net cash flows are discounted to present value using a discount rate that reflects the relative risk of achieving the cash flow and the time value of money. The market approach is a valuation technique that uses prices and other relevant information generated by market transactions involving identical or comparable assets or group of assets.

Determining the fair value goodwill and indefinite-lived intangible assets acquired requires the exercise of significant judgment, including the amount and timing of expected future cash flows, long-term growth rates and discount rates. The cash flows employed in the valuation are based on Sirius Group’s best estimates of future sales, earnings, and cash flows after considering factors such as general market conditions, changes in working capital, long term business plans, and recent operating performance. Use of different estimates and judgments could yield different results.

Sirius Group tests goodwill and indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. When Sirius Group determines goodwill and indefinite-lived intangible assets may be impaired, Sirius Group uses techniques, including discounted expected future cash flows, to measure fair value. Sirius Group used Level 3 inputs to measure and record a $5.0 million impairment of Trade Names indefinite-lived intangible asset during 2017 that was recorded in Impairment of Intangible Assets in the Consolidated Statements of (Loss) Income. (See Note 10).

Long-Lived Assets: Sirius Group tests its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset may not be recoverable.